Net Loss Per Share (Narrative) (Details)		12 Months Ended
	Sep. 26, 2022 shares	Dec. 31, 2023 shares shares	Dec. 31, 2022 shares shares	Dec. 31, 2021 shares
Earnings per share [line items]
Number of warrants issued	1,082,223	124,491
Number of share options granted		346,950	320,775	53,970
Unregistered pre funded warrants issued		1,407,583
Diluted Weighted Average Number [Member]
Earnings per share [line items]
Number of warrants issued		2,614,297	2,614,297
Number of share options granted		957,487	764,767
Number of restricted share unit issued		32,714	42,013
Unregistered pre funded warrants issued		1,407,583